Goodwill and other Intangibles Assets, Net Goodwill and other Intangibles Assets, Net (Notes)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets
In connection with the Company’s emergence from Chapter 11 and application of fresh start accounting, and the resulting allocation of the reorganization value to its individual assets based on their estimated fair values, the Company recorded goodwill of $224 as of October 24, 2014. The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2015				2014
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Silicones	$205	$—	$(12)	$193	$205	$—	$(6)	$199
Quartz	19	—	(1)	18	19	—	—	19
Total	$224	$—	$(13)	$211	$224	$—	$(6)	$218
The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2015 and 2014 are as follows:

Predecessor	Silicones	Quartz	Total
Balance as of December 31, 2013	381	—	381
Foreign currency translation	(23)	—	(23)
Balance as of October 24, 2014	$358	$—	$358
Successor
Balance as of October 25, 2014	$205	$19	$224
Foreign currency translation	(6)	—	(6)
Balance as of December 31, 2014	$199	$19	$218
Foreign currency translation	$(6)	$(1)	(7)
Balance as of December 31, 2015	$193	$18	$211

In conjunction with fresh start accounting, the Company wrote-off existing intangibles assets, net and recorded $424 of new intangible assets, reflecting the estimated fair value of other intangible assets as of October 24, 2014 (see Note 3).
The Company’s intangible assets with identifiable useful lives consist of the following as of December 31:

	2015				2014
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Customer relationships	$223	$—	$(32)	$191	$223	$—	$(8)	$215
Trademarks	60	—	(12)	48	60	—	(2)	58
Technology	105	—	(16)	89	105	—	(5)	100
Patents and other	37	(4)	(5)	28	36	—	(1)	35
Total	$425	$(4)	$(65)	$356	$424	$—	$(16)	$408

The impact of foreign currency translation on intangible assets in included in accumulated amortization.
Total intangible amortization expense for the year ended December 31, 2015; the successor period from October 25, 2014 through December 31, 2014; the predecessor period from January 1, 2014 through October 24, 2014 and the year ended December 31, 2013 was $36, $6, $34, and $41, respectively.

Estimated annual intangible amortization expense for 2015 through 2020 is as follows:

2016	$37
2017	37
2018	37
2019	37
2020	37